Debt Issue Costs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt issue costs, beginning	$ 316,797	$ 316,797	$ 316,797
Total	316,797	316,797	316,797
Less: accumulated amortization	(316,797)	(316,797)	(302,192)
Debt issue costs - net			$ 14,605